UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number : 811-21836

Index Funds

(Exact name of registrant as specified in charter)

737 Bishop Street

Honolulu, HI 96813

(Address of principal executive offices) (Zip code)

Michael G. Willis

737 Bishop Street

Mauka Tower, Suite 2850

Honolulu, HI 96813

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-808-600-5366

Date of fiscal year end: March 31

Date of reporting period: March 31, 2022

Item 1. Reports to Stockholders.

(a)

INDEX
S&P 500® Equal Weight

INDEX FUNDS S&P 500® EQUAL WEIGHT INDEX

INDEXFUNDS

ANNUAL REPORT

March 31, 2022

NO LOAD SHARES (**INDEX**)
INDEX FUNDS S&P 500® EQUAL WEIGHT

TABLE OF CONTENTS

Shareholder Letter	1

Investment Results	3

Portfolio Illustration	5

Schedule of Investments	7

Statement of Assets and Liabilities	13

Statement of Operations	14

Statements of Changes in Net Assets	15

Financial Highlights	16

Notes to Financial Statements	17

Report of Independent Registered Public Accounting Firm	22

Summary of Fund Expenses	23

Additional Information	24

Trustees and Officers	26

Privacy Policy	28

Index Funds S&P 500® Equal Weight	Shareholder Letter
March 31, 2022 (Unaudited)

Dear Shareholders,

Discussion of the Fund:

The Index Funds S&P 500® Equal Weight Fund (the “Fund”) is a “no-load” index fund with no commissions and no 12b-1 fee. The Fund’s ticker symbol is INDEX. The Fund portfolio holds approximately 500 of the largest publicly traded companies in the US, as selected by Standard & Poor’s. This puts the Fund in the “Large Cap Blend” category.

The Fund seeks to track the S&P 500® Equal Weight Index (the “Equal Weight Index”). The Equal Weight Index uses the same 500 constituents as the S&P 500® Market Cap Index (the “Market Cap Index”). The primary difference is that the Equal Weight Index rebalances its holdings periodically so that, over time, they remain substantially equal.* In our view, this equal distribution of holdings leads to better diversification of your portfolio and a broader exposure to the growth cycles of all 500 companies instead of overweighting the largest companies.

Discussion of Fund Performance:

During the 12 months ended March 31, 2022, the Fund returned +12.83% while the Equal Weight Index grew by +13.11%. The performance of the Fund relative to the Equal Weight Index showed tracking error due to cash drag, our cash management process, expenses and trading costs of the Fund. A historical chart of tracking error for INDEX is provided below.

HISTORICAL TRACKING ERROR FOR INDEX

	2016	2017	2018	2019	2020	2021	2022 Q1
INDEX	14.41%	18.79%	-7.82%	28.98%	12.76%	29.11%	-2.76%
S&P 500® EQUAL WEIGHT INDEX	14.80%	18.90%	-7.64%	29.24%	12.83%	29.63%	-2.72%
TRACKING ERROR	-0.39%	-0.11%	-0.18%	-0.26%	-0.07%	-0.52%	-0.04%

During the 12 months ended March 31, 2022, the Market Cap Index grew by +15.65%. As noted above, the Fund seeks to track the Equal Weight Index, which is not the same as the Market Cap Index. Return differentials between the Equal Weight Index and the Market Cap Index can occur, for example, when the largest 50 companies within the S&P 500® Index outperform or underperform the other 450 companies within the index. This is because the Market-Cap Index overweight’s the top 50 companies within the index to approximately half of the index, whereas the Equal Weight Index methodology seeks to hold all 500 companies equal over time. This data is provided for informational purposes only, and you should not regard the Market Cap Index as a benchmark for the Fund.

Annual Report | March 31, 2022	1

Index Funds S&P 500® Equal Weight	Shareholder Letter
March 31, 2022 (Unaudited)

Looking forward, the adviser believes that the Federal Reserve is likely to continue to print trillions of US dollars and inject them into the US market, similar to what has been done over the past 12 months. This has caused a sharp increase in the M1 money supply (see chart above). The adviser believes that this dilution of US fiat currency may also lead to a sharp increase in inflation. Historically, S&P 500® Index strategies have given investors the potential to keep up with inflation and grow their portfolios over time. We created the Fund to simplify investing for retail investors. With one simple purchase, you gain access to the potential growth of Americas’ 500 leading companies according to Standard & Poor’s.

Warm Regards,

Michael G. Willis

President, ONEFUND, LLC

The foregoing reflects the thoughts and opinions solely of ONEFUND, LLC, the adviser to the Fund, and is subject to change without notice. Investors cannot invest directly in an index. Subject to investment risks, including possible loss of principal amount invested.

*	The S&P 500® Equal Weight Index is an equal weighted version of the S&P 500® Index. The index includes the same constituents a the capitalization weighted S&P 500®, but each company in the S&P 500® Equal Weight Index is allocated a fixed weight - or 0.2% of the index total each quarterly rebalance. It is a broad-based securities market index. Such indices are generally not actively managed and are not subject to fees and expenses typically associated with managed accounts or funds. You cannot invest directly in a broad-based securities index.

S&P 500® Market Cap Index: The headline market cap indices, the S&P 500®, S&P MidCap 400®, and S&P SmallCap 600®, are widely recognized as leading indicators of U.S. equity market performance. The S&P 500® is the world’s most-tracked index by AUM.

Past performance is not indicative of future results, ordinary brokerage commissions apply, brokerage commissions will reduce returns

2	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Investment Results
March 31, 2022 (Unaudited)

Average Annual Total Returns(a) (for the periods ended March 31, 2022)

			Since Inception
	One Year	Five Year	(4/30/15)
Index Funds S&P 500® Equal Weight	12.83%	13.66%	12.07%
S&P 500® Equal Weight Index	13.11%	13.89%	12.20%

Expense Ratios (b)
Gross	0.86%
With Applicable Waivers	0.25%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than actual performance data quoted. Fund performance current to the most recent month-end is available by calling (844) 464-6339 or by visiting www.INDEX.fund.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable period. If such fee reductions had not occurred, the quoted performances would have been lower.

(b)	The expense ratios are from the Fund’s prospectus dated July 29, 2021. ONEFUND, LLC (the “Adviser”) has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to not more than 0.25% of the Fund’s average daily net assets for No Load Class shares. This agreement is in effect through July 31, 2022. This agreement may not be terminated or modified by the Adviser prior to this date except with the approval of the Fund’s Board of Trustees. Additional information pertaining to the Fund’s expense ratios as of March 31, 2022, can be found in the financial highlights.

You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read carefully before investing. You may obtain a current copy of the Fund’s prospectus or performance data current to the most recent month by calling (844) 464-6339.

The Fund is distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

Annual Report | March 31, 2022	3

Index Funds S&P 500® Equal Weight	Investment Results
March 31, 2021 (Unaudited)

Growth of $10,000 Initial Investment

(for the period ended March 31, 2022)

The chart above assumes an initial investment of $10,000 made on April 30, 2015 (commencement of operations) and held through March 31, 2022. The S&P 500® Equal Weight Index (EWI) is the equal weight version of the widely used S&P 500® Index. The index includes the same constituents as the capitalization weight S&P 500® Index, but each company in the S&P 500® EWI is allocated a fixed weight – or 0.2% of the index total at each quarterly rebalance. Individuals cannot invest directly in the Index; however, an individual may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call (844) 464-6339. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

4	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Portfolio Illustration
March 31, 2022 (Unaudited)

Sector Allocation (as a % of Net Assets)*

Index Funds S&P 500® Equal Weight

Holdings as of March 31, 2022(a)

(a)	As a percentage of net assets.

*	Holdings are subject to change and may not reflect the current or future position of the portfolio. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry subclassifications for reporting ease. Industries are shown as a percentage of net assets.

The S&P 500® Equal Weight Index (the “Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and their Third Party Licensors, and has been licensed for use by ONEFUND, LLC (the “Adviser”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); Third Party Licensor

Trademarks are trademarks of the Third Party Licensor and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the Adviser. It is not possible to invest directly in an index. The Index Funds S&P 500® Equal Weight (the “Fund”) is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”) or their Third Party Licensors. Neither S&P Dow Jones Indices nor its Third Party Licensors make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ and its Third Party Licensors’ only relationship to the Adviser with respect to the Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Index is determined, composed and calculated by S&P Dow Jones Indices or its Third Party Licensors without regard to the Adviser or the Fund. S&P Dow Jones Indices and its Third Party Licensors have no obligation to take the needs of the Adviser or the owners of the Fund into consideration in determining, composing or calculating the Index. Neither S&P Dow Jones Indices nor its Third Party Licensors are responsible for and have not participated in the determination of the prices, and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices and its Third Party Licensors have no obligation or liability in connection with the administration, marketing or trading of the Fund. There is no assurance that investment products based on the Index will accurately track index performance or provide positive investment returns. S&P

Annual Report | March 31, 2022	5

Index Funds S&P 500® Equal Weight	Portfolio Illustration
March 31, 2022 (Unaudited)

Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences of making any particular investment decision. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

NEITHER S&P DOW JONES INDICES NOR ITS THIRD PARTY LICENSORS GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES AND ITS THIRD PARTY LICENSORS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES AND ITS THIRD PARTY LICENSORS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY ONEFUND, LLC, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES OR ITS THIRD PARTY LICENSORS BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANG JONES INDICES AND ONEFUND, LLC, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

6	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Schedule of Investments
March 31, 2022

	Shares	Fair Value
COMMON STOCKS — 99.49%
Communications — 5.00%
Activision Blizzard, Inc.	2,380	$190,662
Alphabet, Inc., Class A(a)	38	105,691
Alphabet, Inc., Class C(a)	35	97,755
AT&T, Inc.	8,239	194,688
Booking Holdings, Inc.(a)	95	223,103
Charter Communications, Inc., Class A(a)	342	186,568
Comcast Corp., Class A	4,244	198,704
Discovery Communications, Inc., Class C(a)	5,118	127,796
Discovery Communications, Inc., Class A(a)	2,851	71,047
DISH Network Corp., Class A(a)	6,359	201,262
Electronic Arts, Inc.	1,562	197,609
Expedia Group, Inc.(a)	1,065	208,389
Fox Corp., Class A	3,416	134,761
Fox Corp., Class B	1,568	56,887
Interpublic Group of Cos., Inc.	5,792	205,326
Lumen Technologies, Inc.	17,890	201,620
Match Group, Inc.(a)	2,160	234,877
Meta Platforms, Inc., Class A(a)	1,018	226,362
Netflix, Inc.(a)	561	210,145
News Corp., Class A	6,925	153,389
News Corp., Class B	2,146	48,328
Omnicom Group, Inc.	2,506	212,710
Take-Two Interactive Software, Inc.(a)	1,245	191,406
T-Mobile US, Inc.(a)	1,534	196,889
Twitter, Inc.(a)	5,790	224,015
VeriSign, Inc.(a)	936	208,223
Verizon Communications, Inc.	3,602	183,486
ViacomCBS, Inc., Class B	5,858	221,491
Walt Disney Co. (The)(a)	1,450	198,882
		5,112,071
Consumer Discretionary — 11.11%
Advance Auto Parts, Inc.	937	193,922
Amazon.com, Inc.(a)	66	215,157
Aptiv PLC(a)	1,800	215,478
AutoZone, Inc.(a)	103	210,592
Bath & Body Works, Inc.	4,082	195,120
Best Buy Co., Inc.	2,020	183,618
BorgWarner, Inc.	5,261	204,653
Caesars Entertainment, Inc.(a)	2,554	197,577
CarMax, Inc.(a)	1,926	185,820
Carnival Corp.(a)	11,102	224,482
Chipotle Mexican Grill, Inc.(a)	130	205,664
Copart, Inc.(a)	1,654	207,527
D.R. Horton, Inc.	2,360	175,844
Darden Restaurants, Inc.	1,481	196,899
Domino’s Pizza, Inc.	494	201,063
eBay, Inc.	3,817	218,561
Etsy, Inc.(a)	1,576	195,865
	Shares	Fair Value
Consumer Discretionary (Continued)
Ford Motor Co.	11,912	$201,432
Fortune Brands Home & Security, Inc.	2,278	169,210
General Motors Co.(a)	4,603	201,335
Genuine Parts Co.	1,571	197,977
Hasbro, Inc.	2,209	180,961
Hilton Worldwide Holdings, Inc.(a)	1,347	204,394
Home Depot, Inc. (The)	603	180,496
Las Vegas Sands Corp.(a)	5,247	203,951
Lennar Corp., Class A	2,207	179,142
Live Nation Entertainment, Inc.(a)	1,760	207,046
LKQ Corp.	4,338	196,989
Lowe’s Cos., Inc.	860	173,883
Marriott International, Inc., Class A(a)	1,182	207,737
Masco Corp.	3,557	181,407
McDonald’s Corp.	842	208,210
MGM Resorts International	4,763	199,760
Mohawk Industries, Inc.(a)	1,457	180,959
Newell Brands, Inc.	8,854	189,565
NIKE, Inc., Class B	1,559	209,779
Norwegian Cruise Lines Holdings Ltd.(a)	10,925	239,039
NVR, Inc.(a)	40	178,691
O’Reilly Automotive, Inc.(a)	283	193,844
Penn National Gaming, Inc.(a)	4,478	189,957
Pool Corp.	432	182,671
PulteGroup, Inc.	4,119	172,586
PVH Corp.	2,635	201,867
Ralph Lauren Corp.	1,777	201,583
Ross Stores, Inc.	2,177	196,931
Royal Caribbean Cruises Ltd.(a)	2,792	233,914
Starbucks Corp.	2,310	210,141
Tapestry, Inc.	5,563	206,665
Tesla, Inc.(a)	240	258,624
TJX Cos., Inc. (The)	3,110	188,404
Tractor Supply Co.	843	196,731
Ulta Beauty, Inc.(a)	518	206,278
Under Armour, Inc., Class A(a)	6,099	103,805
Under Armour, Inc., Class C(a)	6,953	108,189
VF Corp.	3,572	203,104
Whirlpool Corp.	1,030	177,963
Wynn Resorts Ltd.(a)	2,642	210,673
Yum! Brands, Inc.	1,643	194,745
		11,358,480
Consumer Staples — 6.93%
Altria Group, Inc.	3,785	197,766
Archer-Daniels-Midland Co.	2,286	206,334
Brown-Forman Corp., Class B	3,054	204,679
Campbell Soup Co.	4,531	201,947
Church & Dwight Co., Inc.	2,008	199,555
Clorox Co. (The)	1,468	204,096
Coca-Cola Co. (The)	3,298	204,476

See Notes to Financial Statements.
Annual Report | March 31, 2022	7

Index Funds S&P 500® Equal Weight	Schedule of Investments
March 31, 2022

	Shares	Fair Value
Consumer Staples (Continued)
Colgate-Palmolive Co.	2,590	$196,400
Conagra Brands, Inc.	6,348	213,103
Constellation Brands, Inc., Class A	900	207,288
Costco Wholesale Corp.	363	209,033
Dollar General Corp.	930	207,046
Dollar Tree, Inc.(a)	1,299	208,035
Estee Lauder Cos., Inc. (The), Class A	723	196,887
General Mills, Inc.	3,068	207,765
Hershey Co. (The)	934	202,332
Hormel Foods Corp.	3,785	195,079
J.M. Smucker Co. (The)	1,483	200,813
Kellogg Co.	3,193	205,917
Kimberly-Clark Corp.	1,625	200,135
Kraft Heinz Co. (The)	5,114	201,440
Kroger Co. (The)	3,419	196,148
Lamb Weston Holdings, Inc.	3,813	228,438
McCormick & Co., Inc., Non-Voting Shares	1,980	197,604
Molson Coors Brewing Co., Class B	3,760	200,709
Mondelez International, Inc., Class A	3,232	202,905
Monster Beverage Corp.(a)	2,610	208,539
PepsiCo, Inc.	1,243	208,053
Philip Morris International, Inc.	2,150	201,971
Procter & Gamble Co. (The)	1,334	203,835
Sysco Corp.	2,455	200,451
Target Corp.	923	195,879
Tyson Foods, Inc., Class A	2,180	195,393
Walgreens Boots Alliance, Inc.	4,028	180,334
Wal-Mart Stores, Inc.	1,345	200,297
		7,090,682
Energy — 4.48%
APA Corp.	4,893	202,228
Baker Hughes Co.	5,076	184,817
Chevron Corp.	1,118	182,044
ConocoPhillips	1,941	194,100
Coterra Energy, Inc.	7,455	201,061
Devon Energy Corp.	3,259	192,705
Diamondback Energy, Inc.	1,474	202,056
Enphase Energy, Inc.(a)	1,117	225,389
EOG Resources, Inc.	1,652	196,968
Exxon Mobil Corp.	2,250	185,828
Halliburton Co.	5,107	193,402
Hess Corp.	2,020	216,220
Kinder Morgan, Inc.	10,556	199,614
Marathon Oil Corp.	8,246	207,057
Marathon Petroleum Corp.	2,433	208,021
Occidental Petroleum Corp.	3,297	187,072
ONEOK, Inc.	2,893	204,333
Phillips 66	2,366	204,399
Pioneer Natural Resources Co.	822	205,525
Schlumberger Ltd.	4,454	183,995
SolarEdge Technologies, Inc.(a)	601	193,744
	Shares	Fair Value
Energy (Continued)
Valero Energy Corp.	2,085	$211,710
Williams Cos., Inc. (The)	5,990	200,126
		4,582,414
Financials — 12.14%
Aflac, Inc.	3,187	205,211
Allstate Corp. (The)	1,549	214,552
American Express Co.	1,138	212,805
American International Group, Inc.	3,352	210,405
Ameriprise Financial, Inc.	703	211,153
Aon PLC, Class A	647	210,683
Arthur J Gallagher & Co.	1,244	217,202
Assurant, Inc.	1,124	204,377
Bank of America Corp.	4,737	195,259
Bank of New York Mellon Corp. (The)	3,822	189,686
Berkshire Hathaway, Inc., Class B(a)	585	206,452
BlackRock, Inc.	278	212,439
Brown & Brown, Inc.	3,047	220,207
Capital One Financial Corp.	1,469	192,865
Cboe Global Markets, Inc.	1,676	191,768
Charles Schwab Corp. (The)	2,382	200,826
Chubb Ltd.	947	202,563
Cincinnati Financial Corp.	1,571	213,593
Citigroup, Inc.	3,528	188,395
Citizens Financial Group, Inc.	4,076	184,765
CME Group, Inc.	846	201,230
Coinbase Global, Inc., Class A(a)	500	94,930
Comerica, Inc.	2,170	196,233
Discover Financial Services	1,829	201,538
Everest Re Group Ltd.	704	212,172
Fifth Third Bancorp	4,343	186,923
First Republic Bank	1,191	193,061
Franklin Resources, Inc.	7,010	195,719
Globe Life, Inc.	1,973	198,484
Goldman Sachs Group, Inc. (The)	584	192,778
Hartford Financial Services Group, Inc. (The)	2,854	204,946
Huntington Bancshares, Inc.	12,981	189,782
Intercontinental Exchange, Inc.	1,512	199,765
Invesco Ltd.	9,535	219,878
JPMorgan Chase & Co.	1,483	202,163
KeyCorp	8,337	186,582
Lincoln National Corp.	3,154	206,145
Loews Corp.	3,139	203,470
M&T Bank Corp.	1,109	187,976
Marsh & McLennan Cos., Inc.	1,278	217,797
MetLife, Inc.	2,977	209,224
Morgan Stanley	2,243	196,038
Nasdaq, Inc.	1,159	206,534
Northern Trust Corp.	1,818	211,707
PNC Financial Services
Group, Inc. (The)	1,049	193,488
Principal Financial Group, Inc.	2,937	215,605

See Notes to Financial Statements.
8	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Schedule of Investments
March 31, 2022

	Shares	Fair Value
Financials (Continued)
Progressive Corp. (The)	1,811	$206,436
Prudential Financial, Inc.	1,802	212,942
Raymond James Financial, Inc.	1,988	218,501
Regions Financial Corp.	8,721	194,129
Signature Bank	661	193,997
State Street Corp.	2,328	202,815
SVB Financial Group(a)	360	201,402
Synchrony Financial	5,453	189,819
T. Rowe Price Group, Inc.	1,401	211,817
Travelers Cos., Inc. (The)	1,100	201,003
Truist Financial Corp.	3,344	189,605
U.S. Bancorp	3,629	192,881
W.R. Berkley Corp.	3,040	202,400
Wells Fargo & Co.	3,942	191,029
Willis Towers Watson PLC	866	204,567
Zions Bancorporation	2,976	195,107
		12,417,824
Health Care — 12.76%
Abbott Laboratories	1,676	198,371
AbbVie, Inc.	1,282	207,825
ABIOMED, Inc.(a)	667	220,937
Agilent Technologies, Inc.	1,466	193,996
Align Technology, Inc.(a)	477	207,972
AmerisourceBergen Corp.	1,321	204,372
Amgen, Inc.	835	201,920
Anthem, Inc.	411	201,891
Baxter International, Inc.	2,486	192,764
Becton, Dickinson and Co.	750	199,500
Biogen, Inc.(a)	967	203,650
Bio-Rad Laboratories, Inc., Class A(a)	361	203,326
Bio-Techne Corp.	476	206,127
Boston Scientific Corp.(a)	4,582	202,937
Bristol-Myers Squibb Co.	2,774	202,585
Cardinal Health, Inc.	3,634	206,048
Catalent, Inc.(a)	1,988	220,469
Centene Corp.(a)	2,291	192,879
Charles River Laboratories International, Inc.(a)	736	209,002
Cigna Corp.	842	201,752
Cooper Cos., Inc. (The)	503	210,048
CVS Health Corp.	1,847	186,935
Danaher Corp.	727	213,251
DaVita, Inc.(a)	1,738	196,585
Dentsply Sirona, Inc.	3,918	192,844
DexCom, Inc.(a)	489	250,173
Edwards LifeSciences Corp.(a)	1,847	217,429
Eli Lilly & Co.	717	205,327
Gilead Sciences, Inc.	3,294	195,828
HCA Healthcare, Inc.	715	179,193
Henry Schein, Inc.(a)	2,270	197,921
Hologic, Inc.(a)	2,751	211,332
Humana, Inc.	448	194,956
	Shares	Fair Value
Health Care (Continued)
IDEXX Laboratories, Inc.(a)	384	$210,071
Illumina, Inc.(a)	629	219,773
Incyte Corp.(a)	2,584	205,221
Intuitive Surgical, Inc.(a)	699	210,874
IQVIA Holdings, Inc.(a)	895	206,933
Johnson & Johnson	1,128	199,915
Laboratory Corp of America Holdings(a)	719	189,572
McKesson Corp.	680	208,168
Medtronic PLC	1,841	204,259
Merck & Co., Inc.	2,441	200,284
Mettler-Toledo International, Inc.(a)	145	199,113
Moderna, Inc.(a)	1,382	238,064
Molina Healthcare, Inc.(a)	610	203,490
Organon & Co.	5,332	186,247
PerkinElmer, Inc.	1,152	200,978
Pfizer, Inc.	3,801	196,778
Quest Diagnostics, Inc.	1,401	191,741
Regeneron Pharmaceuticals, Inc.(a)	297	207,431
ResMed, Inc.	802	194,493
STERIS PLC	873	211,065
Stryker Corp.	771	206,127
Teleflex, Inc.	569	201,898
Thermo Fisher Scientific, Inc.	361	213,225
UnitedHealth Group, Inc.	396	201,948
Universal Health Services, Inc., Class B	1,269	183,942
Vertex Pharmaceuticals, Inc.(a)	808	210,864
Viatris, Inc.	19,069	207,471
Waters Corp.(a)	611	189,648
West Pharmaceutical Services, Inc.	526	216,033
Zimmer Biomet Holdings, Inc.	1,608	205,663
Zoetis, Inc., Class A	1,031	194,436
		13,045,870
Industrials — 13.90%
3M Co.	1,355	201,732
A.O. Smith Corp.	2,908	185,792
Alaska Air Group, Inc.(a)	3,914	227,051
Allegion PLC	1,717	188,492
American Airlines Group, Inc.(a)	13,628	248,711
AMETEK, Inc.	1,513	201,501
Amphenol Corp., Class A	2,596	195,609
Boeing Co. (The)(a)	1,084	207,586
Carrier Global Corp.	4,421	202,791
Caterpillar, Inc.	890	198,310
CH Robinson Worldwide, Inc.	1,868	201,202
Cintas Corp.	517	219,926
CSX Corp.	5,508	206,275
Cummins, Inc.	979	200,803
Deere & Co.	490	203,575
Delta Air Lines, Inc.(a)	5,958	235,758
Dover Corp.	1,269	199,106

See Notes to Financial Statements.
Annual Report | March 31, 2022	9

Index Funds S&P 500® Equal Weight	Schedule of Investments
March 31, 2022

	Shares	Fair Value
Industrials (Continued)
Eaton Corp. PLC	1,300	$197,288
Emerson Electric Co.	2,055	201,493
Expeditors International of Washington, Inc.	1,919	197,964
Fastenal Co.	3,541	210,336
FedEx Corp.	896	207,325
Fortive Corp.	3,397	206,979
Generac Holdings, Inc.(a)	679	201,840
General Dynamics Corp.	822	198,250
General Electric, Co.	2,071	189,497
Honeywell International, Inc.	1,048	203,920
Howmet Aerospace Inc.	5,665	203,600
Huntington Ingalls Industries, Inc.	927	184,881
IDEX Corp.	1,007	193,072
Illinois Tool Works, Inc.	938	196,417
Ingersoll Rand, Inc.	4,015	202,155
Jacobs Engineering Group, Inc.	1,529	210,711
JB Hunt Transport Services, Inc.	964	193,562
Johnson Controls International PLC	3,159	207,136
Keysight Technologies, Inc.(a)	1,309	206,783
L3 Harris Technologies, Inc.	764	189,831
Lockheed Martin Corp.	435	192,009
Nordson Corp.	889	201,874
Norfolk Southern Corp.	715	203,932
Northrop Grumman Corp.	437	195,435
Old Dominion Freight Line, Inc.	624	186,376
Otis Worldwide Corp.	2,639	203,071
PACCAR, Inc.	2,233	196,660
Parker-Hannifin Corp.	706	200,335
Pentair PLC	3,552	192,554
Quanta Services, Inc.	1,550	203,996
Raytheon Technologies Corp.	1,971	195,267
Republic Services, Inc.	1,510	200,075
Robert Half International, Inc.	1,756	200,500
Rockwell Automation, Inc.	743	208,062
Rollins, Inc.	5,934	207,987
Roper Technologies, Inc.	442	208,726
Snap-on, Inc.	929	190,891
Southwest Airlines Co.(a)	4,748	217,458
Stanley Black & Decker, Inc.	1,304	182,286
TE Connectivity Ltd.	1,500	196,470
Teledyne Technologies, Inc.(a)	454	214,575
Textron, Inc.	2,761	205,363
Trane Technologies PLC	1,284	196,067
Transdigm Group, Inc.(a)	306	199,371
Trimble, Inc.(a)	2,919	210,576
Union Pacific Corp.	730	199,443
United Airlines Holdings, Inc.(a)	5,480	254,054
United Parcel Service, Inc., Class B	937	200,949
United Rentals, Inc.(a)	592	210,284
W.W. Grainger, Inc.	405	208,895
Wabtec Corp.	2,146	206,381
	Shares	Fair Value
Industrials (Continued)
Waste Management, Inc.	1,262	$200,027
Xylem, Inc.	2,285	194,819
		14,212,028
Materials — 5.60%
Air Products & Chemicals, Inc.	871	217,672
Albemarle Corp.	1,034	228,668
Amcor PLC	17,530	198,615
Avery Dennison Corp.	1,177	204,763
Ball Corp.	2,233	200,970
Celanese Corp.	1,384	197,732
CF Industries Holdings, Inc.	1,989	204,986
Corteva, Inc.	3,562	204,744
Dow, Inc.	3,137	199,890
DuPont de Nemours, Inc.	2,636	193,957
Eastman Chemical Co.	1,813	203,165
Ecolab, Inc.	1,203	212,402
FMC Corp.	1,550	203,934
Freeport-McMoRan, Inc.	4,072	202,542
International Flavors &
Fragrances, Inc.	1,617	212,361
International Paper Co.	4,503	207,814
Linde PLC	681	217,532
LyondellBasell Industries N.V., Class A	1,848	190,011
Martin Marietta Materials, Inc.	515	198,218
Mosaic Co. (The)	3,086	205,219
Newmont Corp.	2,485	197,433
Nucor Corp.	1,413	210,042
Packaging Corp. of America	1,276	199,196
PPG Industries, Inc.	1,589	208,270
Sealed Air Corp.	2,950	197,532
Sherwin-Williams Co. (The)	818	204,189
Vulcan Materials Co.	1,090	200,233
WestRock Co.	4,413	207,543
		5,729,633
Real Estate — 5.86%
Alexandria Real Estate Equities, Inc.	1,014	204,068
American Tower Corp.	813	204,242
AvalonBay Communities, Inc.	792	196,709
Boston Properties, Inc.	1,548	199,382
Camden Property Trust	1,200	199,440
CBRE Group, Inc., Class A(a)	2,182	199,697
Crown Castle International Corp.	1,100	203,060
Digital Realty Trust, Inc.	1,408	199,654
Duke Realty Corp.	3,563	206,868
Equinix, Inc.	275	203,946
Equity Residential	2,201	197,914
Essex Property Trust, Inc.	569	196,578
Extra Space Storage, Inc.	973	200,049
Federal Realty Investment Trust	1,613	196,899
Healthpeak Properties, Inc.	5,895	202,375
Host Hotels & Resorts, Inc.	10,603	206,016
Iron Mountain, Inc.	3,782	209,560

See Notes to Financial Statements.
10	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Schedule of Investments
March 31, 2022

	Shares	Fair Value
Real Estate (Continued)
Kimco Realty Corp.	8,059	$199,057
Mid-America Apartment Communities, Inc.	917	192,066
Prologis, Inc.	1,292	208,632
Public Storage	522	203,726
Realty Income Corp.	2,924	202,633
Regency Centers Corp.	2,859	203,961
SBA Communications Corp., Class A	596	205,084
Simon Property Group, Inc.	1,469	193,262
UDR, Inc.	3,373	193,509
Ventas, Inc.	3,267	201,770
Vornado Realty Trust	4,134	187,353
Welltower, Inc.	2,095	201,413
Weyerhaeuser Co.	4,823	182,792
		6,001,715
Technology — 15.94%
Accenture PLC, Class A	613	206,722
Adobe, Inc.(a)	458	208,674
Advanced Micro Devices, Inc.(a)	1,833	200,420
Akamai Technologies, Inc.(a)	1,762	210,365
Analog Devices, Inc.	1,294	213,743
ANSYS, Inc.(a)	651	206,790
Apple, Inc.	1,235	215,643
Applied Materials, Inc.	1,546	203,763
Arista Networks, Inc.(a)	1,593	221,395
Autodesk, Inc.(a)	994	213,064
Automatic Data Processing, Inc.	922	209,792
Broadcom, Inc.	331	208,424
Broadridge Financial Solutions, Inc.	1,321	205,693
Cadence Design Systems, Inc.(a)	1,318	216,758
CDW Corp.	1,124	201,072
Ceridian HCM Holding, Inc.(a)	3,113	212,805
Cerner Corp.	2,046	191,424
Cisco Systems, Inc.	3,494	194,825
Citrix Systems, Inc.	1,891	190,802
Cognizant Technology Solutions Corp., Class A	2,170	194,584
Corning, Inc.	5,244	193,556
DXC Technology Co.(a)	6,252	204,003
EPAM Systems, Inc.(a)	955	283,264
Equifax, Inc.	853	202,246
F5, Inc.(a)	983	205,398
FactSet Research Systems, Inc.	468	203,182
Fidelity National Information Services, Inc.	2,139	214,798
Fiserv, Inc.(a)	2,030	205,842
FleetCor Technologies, Inc.(a)	832	207,218
Fortinet, Inc.(a)	685	234,092
Garmin Ltd.	1,740	206,381
Gartner, Inc.(a)	683	203,165
Global Payments, Inc.	1,505	205,944
Hewlett Packard Enterprise Co.	11,546	192,934
HP, Inc.	5,266	191,156
	Shares	Fair Value
Technology (Continued)
Intel Corp.	4,169	$206,616
International Business Machines Corp.	1,542	200,491
Intuit, Inc.	434	208,685
IPG Photonics Corp.(a)	1,725	189,336
Jack Henry & Associates, Inc.	1,041	205,129
Juniper Networks, Inc.	5,766	214,265
KLA Corp.	591	216,341
Lam Research Corp.	396	212,894
Leidos Holdings, Inc.	1,873	202,321
MarketAxess Holdings, Inc.	558	189,832
MasterCard, Inc., Class A	588	210,139
Microchip Technology, Inc.	2,767	207,912
Micron Technology, Inc.	2,624	204,383
Microsoft Corp.	683	210,576
Monolithic Power Systems, Inc.	483	234,583
Moody’s Corp.	628	211,893
Motorola Solutions, Inc.	862	208,776
MSCI, Inc.	419	210,707
NetApp, Inc.	2,272	188,576
Nielsen Holdings PLC	10,912	297,244
NortonLifeLock, Inc.	6,918	183,465
NVIDIA Corp.	865	236,024
NXP Semiconductors NV	1,070	198,036
Oracle Corp.	2,455	203,102
Paychex, Inc.	1,584	216,168
Paycom Software, Inc.(a)	630	218,219
PayPal Holdings, Inc.(a)	1,979	228,872
PTC, Inc.(a)	1,839	198,097
Qorvo, Inc.(a)	1,546	191,859
QUALCOMM, Inc.	1,255	191,789
S&P Global, Inc.	503	206,225
salesforce.com, Inc.(a)	966	205,101
Seagate Technology PLC	2,188	196,701
ServiceNow, Inc.(a)	373	207,720
Skyworks Solutions, Inc.	1,498	199,653
Synopsys, Inc.(a)	651	216,959
Teradyne, Inc.	1,788	211,395
Texas Instruments, Inc.	1,122	205,865
Tyler Technologies, Inc.(a)	479	213,102
Verisk Analytics, Inc.	1,049	225,147
Visa, Inc., Class A	972	215,560
Western Digital Corp.(a)	4,218	209,424
Zebra Technologies Corp., Class A(a)	495	204,782
		16,293,901
Utilities — 5.77%
AES Corp.	8,607	221,457
Alliant Energy Corp.	3,172	198,187
Ameren Corp.	2,184	204,772
American Electric Power Co., Inc.	2,000	199,540
American Water Works Co., Inc.	1,257	208,072
Atmos Energy Corp.	1,680	200,743

See Notes to Financial Statements.
Annual Report | March 31, 2022	11

Index Funds S&P 500® Equal Weight	Schedule of Investments
March 31, 2022

	Shares	Fair Value
Utilities (Continued)
CenterPoint Energy, Inc.	6,717	$205,809
CMS Energy Corp.	2,897	202,616
Consolidated Edison, Inc.	2,139	202,521
Constellation Energy Corp.	3,874	217,912
Dominion Energy, Inc.	2,323	197,385
DTE Energy Co.	1,505	198,976
Duke Energy Corp.	1,800	200,988
Edison International	2,949	206,725
Entergy Corp.	1,757	205,130
Evergy, Inc.	2,970	202,970
Eversource Energy	2,280	201,073
Exelon Corp.	4,380	208,619
FirstEnergy Corp.	4,346	199,308
NextEra Energy, Inc.	2,410	204,151
Nisource, Inc.	6,414	203,965
NRG Energy, Inc.	4,966	190,496
Pinnacle West Capital Corp.	2,591	202,357
PPL Corp.	7,274	207,745
Public Service Enterprise Group, Inc.	2,908	203,560
Sempra Energy	1,239	208,301
Southern Co. (The)	2,781	201,650
WEC Energy Group, Inc.	2,036	203,213
Xcel Energy, Inc.	2,716	196,014
		5,904,255
Total Common Stocks
(Cost $73,199,260)		101,748,873
	Shares	Fair Value
EXCHANGE-TRADED FUNDS — 0.47%
SPDR S&P 500 ETF Trust	1,060	$478,738
Total Exchange-Traded Funds
(Cost $479,537)		478,738

Total Investments — 99.96%
(Cost $73,678,797)		102,227,611

Other Assets in Excess of
Liabilities — 0.04%		39,620

NET ASSETS — 100.00%		$102,267,231

(a)	Non-income producing security.

See Notes to Financial Statements.
12	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Statement of Assets and Liabilities
March 31, 2022

ASSETS:
Investments in securities at fair value (cost $73,678,797)	$102,227,611
Receivable for fund shares sold	188,095
Receivable for investments sold	546,820
Dividends receivable	101,798
Receivable from Adviser	14,008
Prepaid expenses	27,874
Total Assets	103,106,206
LIABILITEIS:
Due to custodian	232,022
Payable for fund shares redeemed	4,134
Payable for investments purchased	523,000
Payable to Administrator	26,376
Payable to trustees	247
Other accrued expenses	53,196
Total Liabilities	838,975
NET ASSETS	$102,267,231
NET ASSETS CONSIST OF:
Paid-in capital	$74,160,481
Distributable earnings	28,106,750
NET ASSETS	$102,267,231
Shares of beneficial interest outstanding, without par value	2,168,738
Net asset value, offering and redemption price per share(a)	$47.16

(a)	The Fund charges a 0.25% redemption fee on shares redeemed within 30 calendar days of purchase. Shares are redeemed at the Net Asset Value if held longer than 30 calendar days.

See Notes to Financial Statements.
Annual Report | March 31, 2022	13

Index Funds S&P 500® Equal Weight	Statement of Operations
For the Year Ended March 31, 2022

INVESTMENT INCOME:
Dividend income (net of foreign taxes withheld of $1,496)	$1,479,830
Total investment income	1,479,830

EXPENSES:
Investment Adviser fees (Note 3)	228,567
Fund accounting and administration fees	110,001
Registration expenses	44,306
Printing and postage expenses	34,768
Chief compliance officer fees	30,000
Legal fees	24,518
Transfer agent fees	18,329
Audit and tax preparation fees	18,159
Insurance expenses	15,906
Custodian fees	12,045
Pricing	9,870
Trustee fees and expenses	914
Miscellaneous expenses	55,207
Total expenses	602,590
Fees waived/reimbursed by investment adviser (Note 3)	(373,957)
Net operating expenses	228,633
NET INVESTMENT INCOME	1,251,197

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	2,691,170
Net change in unrealized appreciation (depreciation) on investments	6,031,242
NET REALIZED AND CHANGE IN UNREALIZED GAIN ON INVESTMENTS	8,722,412
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,973,609

See Notes to Financial Statements.
14	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Statements of Changes in Net Assets

	For the Year	For the Year
	Ended	Ended
	March 31, 2022	March 31, 2021
INCREASE (DECREASE) IN NET ASSETS DUE TO:
OPERATIONS:
Net investment income	$1,251,197	$819,655
Net realized gain (loss) on investments	2,691,170	(766,625)
Net change in unrealized appreciation (depreciation) on investments	6,031,242	26,328,818
Net increase in net assets resulting from operations	9,973,609	26,381,848

DISTRIBUTIONS TO SHAREHOLDERS
From earnings	(1,823,466)	(812,594)
Total distributions	(1,823,466)	(812,594)

CAPITAL TRANSACTIONS
Proceeds from shares sold	44,275,600	28,999,075
Reinvestment of distributions	1,823,425	812,567
Amount paid for shares redeemed	(22,187,378)	(24,511,331)
Proceeds from redemption fees(a)	3,642	10,545
Net increase in net assets resulting from capital transactions	23,915,289	5,310,856
Total Increase in Net Assets	32,065,432	30,880,110

NET ASSETS
Beginning of year	70,201,799	39,321,689
End of year	$102,267,231	$70,201,799

SHARE TRANSACTIONS
Shares sold	961,781	820,444
Shares issued in reinvestment of distributions	38,954	21,785
Shares redeemed	(480,559)	(745,262)
Net increase in shares outstanding	520,176	96,967

(a)	The Fund charges a 0.25% redemption fee on shares redeemed within 30 calendar days of purchase. Shares are redeemed at the Net Asset Value if held longer than 30 calendar days.

See Notes to Financial Statements.
Annual Report | March 31, 2022	15

Index Funds S&P 500® Equal Weight	Financial Highlights
(For a share outstanding during each year)

	For the Year	For the Year	For the Year	For the Year	For the Year
	Ended	Ended	Ended	Ended	Ended
	March 31, 2022	March 31, 2021	March 31, 2020	March 31, 2019	March 31, 2018
SELECTED PER SHARE DATA
Net asset value, beginning of year	$42.58	$25.34	$31.19	$30.04	$27.27

Investment operations:
Net investment income(a)	0.63	0.56	0.60	0.57	0.49
Net realized and unrealized gain (loss) on investments	4.83	17.25	(5.90)	1.42	2.65
Total from investment operations	5.46	17.81	(5.30)	1.99	3.14

Less distributions to shareholders from:
Net investment income	(0.53)	(0.58)	(0.55)	(0.49)	(0.35)
Net realized gains	(0.35)	—	—	(0.35)	(0.02)
Total distributions	(0.88)	(0.58)	(0.55)	(0.84)	(0.37)
Paid in capital from redemption fees (Note 2)	— (b)	0.01	— (b)	— (b)	— (b)
Net asset value, end of year	$47.16	$42.58	$25.34	$31.19	$30.04

Total Return(c)	12.83%	70.67%	(17.44)%	7.02%	11.50%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$102,267	$70,202	$39,322	$39,258	$32,746
Ratio of expenses to average net assets after expense waiver	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets before expense waiver	0.66%	0.86%	1.12%	1.34%	1.98%
Ratio of net investment income to average net assets after expense waiver	1.37%	1.61%	1.87%	1.85%	1.68%

PORTFOLIO TURNOVER RATE	60%	96%	76%	83%	64%

(a)	Calculated using the average shares method.

(b)	Less than $0.005 per share.

(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

See Notes to Financial Statements.
16	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Notes to Financial Statements
March 31, 2022

1. ORGANIZATION

The Index Funds S&P 500® Equal Weight (the “Fund”) is a separate series of Index Funds, an open-end management investment company that was organized as a trust under the laws of the State of Delaware on November 9, 2005 (the “Trust”). The Fund currently offers one class of shares: No Load Shares. The Fund is diversified, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund seeks to achieve its investment objective by investing in a portfolio of assets whose performance, before fees and expenses, is expected to match approximately the performance of the S&P 500® Equal Weight Index (the “Index”). The Fund expects that its portfolio will consist primarily of securities of issuers included in the Index. The Index is designed to measure the performance of approximately 500 U.S. issuers chosen for market size, liquidity and industry grouping, among other factors.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in The United States of America (“GAAP”). The Fund is an investment company and accordingly follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Transactions — Investment security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Investment Income — Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Interest income, which includes amortization of premium and accretion of discount, is recorded on the accrual basis.

Investment Valuation — The Fund’s portfolio securities are valued as of the close of trading of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time). Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded. Money market funds, representing short-term investments, are valued at their daily net asset value. Securities that are traded on the Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price or if no sale is reported, the mean between the bid and the ask. Securities which are traded over-the-counter are valued at the last sale price or, if no sale, at the mean between the bid and the ask. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser in accordance with procedures approved by the Board of Trustees (the “Board”). The fair value of a security is the amount which the Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE. As of March 31, 2022, there were no securities that were internally fair valued.

Fair Value Measurements — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 —	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 —	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 —	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Annual Report | March 31, 2022	17

Index Funds S&P 500® Equal Weight	Notes to Financial Statements
March 31, 2022

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the fiscal year ended March 31, 2022 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of March 31, 2022:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$101,748,873	$—	$—	$101,748,873
Exchange-Traded Funds	478,738	—	—	478,738
TOTAL	$102,227,611	$—	$—	$102,227,611

*	See Schedule of Investments for sector classifications.

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Cash and Cash Equivalents

Idle cash may be swept into various interest bearing overnight demand deposits and is classified as a cash equivalent on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limit of $250,000. Amounts swept overnight are available on the next business day.

Expenses

The Fund bears expenses incurred specifically for the Fund and general Trust expenses.

Distributions to Shareholders — Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

Fees on Redemptions

The Fund charges a redemption fee of 0.25% on redemptions of Fund’s shares occurring within 30 days following the issuance of such shares. The redemption fee is not a fee to finance sales or sales promotion expenses but is paid to the Fund to defray the costs of liquidating an investor and discourage short-term trading of the Fund’s shares. No redemption fee will be imposed on the redemption of shares representing dividends or capital gains distributions, or on amounts representing capital appreciation of shares.

Federal Income Taxes — As of and during the fiscal year ended March 31, 2022, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes. Therefore, no provision is made by the Fund for federal income or excise taxes. The Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ended March 31, 2022. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Interest or penalties, if any, will be recorded in the Statement of Operations when incurred.

18	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Notes to Financial Statements
March 31, 2022

3. ADVISORY FEES, ADMINISTRATION FEES AND OTHER AGREEMENTS

Investment Advisory Agreement

ONEFUND, LLC (the “Adviser”) currently provides investment advisory services for individuals, trusts, estates and institutions. The Adviser commenced operations in 2004 and is registered as an investment adviser with the Securities and Exchange Commission. The Adviser is entitled to an investment advisory fee, computed daily and payable monthly, of 0.25% of the average daily net assets of the Fund. An officer of the Trust is also an officer of the Adviser.

The Adviser has agreed to waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses after fee waiver/expense reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 0.25% of the Fund’s average daily net assets for No Load Shares. The Adviser intends to reimburse fund expenses no less frequently than on a quarterly basis, but there have been and there may continue to be instances where the Adviser reimburses fund expenses on a less frequent basis. This agreement is in effect through July 31, 2022, and may not be terminated or modified by the Adviser prior to this date except with the approval of the Fund’s Board. Amounts previously waived or reimbursed by the Adviser under this agreement are not subject to subsequent recapture by the Adviser.

Fund Accounting and Administration Fees and Expenses

Ultimus Fund Solutions, LLC (“Ultimus” or the “Administrator”) provides administrative, fund accounting and other services to the Fund under a Master Services Agreement with the Trust (the “Master Services Agreement”). Under the Master Services Agreement, Ultimus is paid fees for its services and is reimbursed for certain out-of-pocket expenses. Administrator fees paid by the Fund for the fiscal year ended March 31, 2022 are disclosed in the Statement of Operations.

Transfer Agent and Shareholder Services Agreement

Ultimus serves as transfer, dividend paying and shareholder servicing agent for the Fund (the “Transfer Agent”) under the Master Services Agreement.

Transfer Agent fees paid by the Fund for the fiscal year ended March 31, 2022 are disclosed in the Statement of Operations.

Compliance Services

Ultimus provides Chief Compliance Officer services to the Fund. Additionally, Ultimus provides services in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 under the 1940 Act. Ultimus is compensated under the Master Services Agreement. Compliance services fees paid by the Fund for the fiscal year ended March 31, 2022 are disclosed in the Statement of Operations.

Distributor

The Fund has entered into a Distribution Agreement with Ultimus Fund Distributors, LLC (the “Distributor”) to provide distribution services to the Fund. The Distributor serves as underwriter/distributor of shares of the Fund. Distribution services fees are paid by the Adviser pursuant to the terms set forth in the Distribution Agreement.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investment securities, excluding short-term securities, are shown below for the fiscal year ended March 31, 2022.

	Cost of Investments	Proceeds from
	Purchased	Investments Sold
Index Funds S&P 500® Equal Weight	$78,300,504	$54,821,436

Annual Report | March 31, 2022	19

Index Funds S&P 500® Equal Weight	Notes to Financial Statements
March 31, 2022

5. TAX BASIS INFORMATION

Distributions are determined in accordance with federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amounts and characteristics of tax basis distributions and composition of distributable earnings are finalized at fiscal year-end.

The tax character of distributions paid during the fiscal year ended March 31, 2022, were as follows:

		Long-Term
	Ordinary Income	Capital Gains
Index Funds S&P 500® Equal Weight	$1,761,805	$61,661

The tax character of distributions paid during the fiscal year ended March 31, 2021, were as follows:

		Long-Term
	Ordinary Income	Capital Gains
Index Funds S&P 500® Equal Weight	$812,594	$—

As of March 31, 2022, net unrealized appreciation/(depreciation) of investments based on the federal tax cost were as follows:

	Gross Appreciation	Gross Depreciation		Cost of Investments
	(excess of value over	(excess of tax cost	Net Unrealized	for Income Tax
	tax cost)	over value)	Appreciation	Purposes
Index Funds S&P 500® Equal Weight	$27,084,178	(1,294,791)	$25,789,387	$76,438,224

The difference between book basis and tax basis is primarily attributable to wash sales.

At March 31, 2022, components of distributable earnings on a tax basis were as follows:

Index Funds S&P 500®
Equal Weight
Accumulated ordinary income	$1,539,816
Accumulated long term capital gains	777,547
Net unrealized appreciation on investments	25,789,387
Total	$28,106,750

Capital Losses

As of March 31, 2022, the Fund did not have any capital loss carryforwards which may reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus may reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax pursuant to the Code. During the fiscal year ended March 31, 2022, the Fund utilized capital loss carryforwards of $152,581.

6. BENEFICIAL OWNERSHIP

As of March 31, 2022, the following entities owned beneficially 25% or greater of the Fund’s outstanding shares. The shares are held under omnibus accounts (whereby the transactions of two or more shareholders are combined and carried in the name of the origination broker rather than designated separately).

Index Funds S&P 500® Equal Weight	Percentage
Charles Schwab & Co.	41%
TD Ameritrade, Inc.	30%

20	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Notes to Financial Statements
March 31, 2022

7. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The Fund expects the risk of loss to be remote.

8. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Annual Report | March 31, 2022	21

Index Funds S&P 500® Equal Weight	Report of Independent
Registered Public Accounting Firm

To the Shareholders of Index Funds S&P 500® Equal Weight and

Board of Trustees of Index Funds

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Index Funds (the “Trust”) comprising Index Funds S&P 500® Equal Weight (the “Fund”) as of March 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2022, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2022, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies within the Trust since 2006.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin

May 27, 2022

22	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Summary of Fund Expenses
March 31, 2022 (Unaudited)

As a shareholder of the Index Funds S&P 500® Equal Weight (the “Fund”), you may incur two types of costs: (1) transaction costs, including applicable redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on October 1, 2021 and held until March 31, 2022.

Actual Expenses. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect transaction fees, such as redemption fees or exchange fees. Therefore, the second line of each table below is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Expense
Index Funds S&P 500® Equal Weight	October 1, 2021	March 31, 2022	Period(a)	Ratio
Actual	$1,000.00	$1,059.70	$1.28	0.25%
Hypothetical (b)	$1,000.00	$1,023.68	$1.26	0.25%

(a)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by (182/365) (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

Annual Report | March 31, 2022	23

Index Funds S&P 500® Equal Weight	Additional Information
March 31, 2022 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Adviser’s Proxy Voting and Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information (dated July 29, 2021) and are available, (1) without charge, upon request, by calling (1-844-464-6339) and (2) on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12- month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.

2. QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. These filings are available on the SEC’s website at http://www.sec.gov or on the Fund’s website at www.INDEX.fund.

3. TAX INFORMATION

NOTICE TO STOCKHOLDERS

The Fund designates the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2021:

Qualified Dividend Income:	50.76%
Qualified Business Income:	2.08%
Dividend Received Deduction:	49.88%

For the year ended March 31, 2022, the Fund designated $61,661 as long-term capital gain distributions.

In early 2022, if applicable, stockholders of record received this information for the distributions paid to them by the Fund during the calendar year 2021 via Form 1099.

4. APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At a meeting held on March 25, 2022, the Board of Trustees, including a majority of the Independent Trustees, considered whether to approve the continuance of the Investment Advisory Agreement between ONEFUND, LLC (the “Adviser”) and Index Funds (the “Trust”), on behalf of the Index Funds S&P 500 Equal® Weight (the “Fund”).

In considering the approval of the continuance of the Investment Advisory Agreement, the Independent Trustees were advised by independent legal counsel and received materials from such counsel discussing the legal standards applicable to their consideration of the continuance of the Investment Advisory Agreement. In advance of the meeting, the Independent Trustees requested, received and reviewed a substantial amount of information provided by the Adviser related to the Adviser and the terms of the Investment Advisory Agreement. Prior to voting, the Independent Trustees met with and asked questions of representatives of the Adviser and also discussed the Investment Advisory Agreement with their independent legal counsel.

In considering the approval of the continuance of the Investment Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those described below. The determinations made with respect to the renewal of the Investment Advisory Agreement were based on each Trustee’s business judgment after consideration of all information presented to the Board. In its deliberations, the Board did not identify any single item that was paramount or controlling and individual Trustees may have attributed different weights to various factors. The Board considered all information available to them. The summary set forth below highlights a number of the key factors considered by the Board.

Nature, Extent, and Quality of Services. The Board examined the nature, extent, and quality of the services provided by the Adviser to the Fund. The Board reviewed the information presented in the Adviser’s memorandum, including a copy of the Adviser’s current Form ADV and information regarding the Adviser’s organizational structure and the personnel who service the Fund. The Board considered the responsibilities of the Adviser under the Investment Advisory Agreement. The Board also considered that the Trust’s President, Treasurer and Secretary is an employee of the Adviser and serves the Trust without additional compensation. The Board also evaluated the investment management experience of the Adviser.

24	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Additional Information
March 31, 2022 (Unaudited)

The Board discussed the nature of the Adviser’s operations, the quality of the Adviser’s compliance infrastructure, and the experience and background of all key personnel on its management team, including the portfolio management team. The Board considered the Adviser’s capabilities and concluded that the Adviser has sufficient quality and depth of personnel, resources, investment methods, and compliance policies and procedures essential to performing its duties under the Investment Advisory Agreement and that the nature, overall quality, and extent of the management services provided by the Adviser to the Trust are satisfactory and adequate.

Performance. The Board compared the performance of the Fund with the performance of its benchmark index and the Fund’s limited peer group based on data presented by the Adviser. The Board noted that the Fund had slightly outperformed its peer group since its inception (April 30, 2015) and that the Fund had slightly underperformed its benchmark index during the same period. Following discussion of the investment performance of the Fund, the Adviser’s experience in managing the Fund and the impact of other factors, the Board concluded that the investment performance of the Fund has been satisfactory.

Fees and Expenses. The Board considered the advisory fee and the total expenses paid by the Fund. The Board reviewed a report provided by the Adviser showing the advisory fees and net expense ratios of a group of funds that the Adviser deemed comparable to the Fund. The Board evaluated the Fund’s advisory fee and net expense ratio in light of the comparative information with respect to fees paid by similar funds, noting that the Fund’s advisory fee and net expense ratio were below the average advisory fee and average net expense ratio paid by similar funds. The Board noted that the Adviser committed to renew the expense limitation agreement for the Fund and keep the Fund’s expense ratio at 0.25% of its average daily net assets. Based on these considerations and other factors, the Board concluded that the advisory fee charged by the Adviser was fair and reasonable for the services provided under the Investment Advisory Agreement.

Profitability. The Board considered the Adviser’s estimated profitability for the years ending December 31, 2022, 2023 and 2024 attributable to its management of the Fund, and considered information pertaining to the Adviser’s financial condition and commitment to the operation of the Fund. The Board noted that the Adviser had not accrued a profit since the Fund commenced operations in 2015 and that the Adviser did not expect to accrue a profit in 2022. The Board considered the Adviser’s ability to meet its obligations under the expense limitation agreement, as well as the Adviser’s liquidity, capital resources and proposed financings. The Board concluded that based on the services provided and the projected asset growth of the Fund, the profits from the Adviser’s relationship with the Fund were not excessive and not unreasonable to the Fund.

Economies of Scale. The Board considered that the Adviser has not realized economies of scale with respect to its management of the Fund and that the Adviser will not begin to realize economies of scale until the Fund achieves significant growth in assets. The Board will continue to consider whether economies of scale exist in the future as Fund assets grow.

Fall-out Benefits. The Board noted that the Adviser has not received any material fallout benefits from its relationship with the Fund at this stage.

Conclusion. Based on their consideration of all materials and information presented to them, the Board, including the Independent Trustees, concluded (without any single factor being identified as determinative) that: the quality of services provided by the Adviser is acceptable; the investment performance of the Fund has been satisfactory; the profit, if any, to be realized by the Adviser in connection with its management of the Fund was not unreasonable to the Fund; any economies of scale or other incidental benefits accruing to the Adviser were not material; the fees and expenses associated with the Fund are reasonable; and the continuance of the Investment Advisory Agreement is in the best interests of the Fund and its shareholders.

Annual Report | March 31, 2022	25

Index Funds S&P 500® Equal Weight	Trustees and Officers
March 31, 2022 (Unaudited)

NON-INTERESTED TRUSTEES*

Name, Address and Age/Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Lance J. Baller (born 1974)	Trustee	Indefinite; since January 18, 2006	President, Ultimate Investments Inc. (1995 - present); President, Baller Enterprises, Inc. (1993 - present); President, Baller Family Foundation (2014 – present); Secretary and Vice President, High Speed Aggregate, Inc., (2010 - present); President, Lakeview Village, Inc. (2010 – 2019); Secretary, HSA Bedrock LLC (2014 - present); Member, RM Investments, (2014 - 2017); President, High Speed Mining, LLC (2014 - present); Chairman, Iofina PLC (2014 - present); CEO and Director, Global Healthcare REIT (2015 - present); Vice President and Secretary, Empire Aggregate Inc. (2018 - present); President, Empire Leasing, Inc. (2018 - present); President, Titan Au, Inc. (2018 - present); Managing Member, Yukon Au LLC (2018-present).	1	Co-Chairman, Eagle: XM; Director, Iofina PLC; Vice Chairman, NetAds International, Inc.; Director, Baylor Solar, (2014); Director, High Speed Mining (2014 – 2018); CEO and Director, Global Healthcare REIT (2015 - present); Director, Douglas County Soccer (2017 – present); Empire Au, Inc. (2018 – present); Director, GBB Management (2018 - present).
Vijoy P. Chattergy (born 1967)	Trustee	Indefinite; since April 3, 2020	President and Founder, VMLH, LLC, (2018– Present); Chief Investment Officer, Employees’ Retirement System of the State of Hawai’i (2011–2018).	1	None
INTERESTED TRUSTEE
Michael Willis (born 1966)	Trustee	Indefinite; since January 18, 2006	President of ONEFUND, LLC (2004 to present).	1	None

26	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Trustees and Officers
March 31, 2022 (Unaudited)

OFFICERS

Name, Address and Age/Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Michael Willis (born 1966)	President, Treasurer and Secretary	Indefinite, Since January 18, 2006 (President), since November 25, 2009 (Treasurer and Secretary).	President of ONEFUND, LLC (2004 to present).
Chad M. Bitterman (born 1972)	Chief Compliance Officer	Indefinite, Since May 2, 2020.	Compliance Officer, Northern Lights Compliance Services, LLC (2010 to present).
Jesse Hallee (born 1976)	Assistant Secretary	Indefinite, Since May 4, 2020.	Vice President and Senior Managing Counsel, Ultimus Fund Solutions, LLC (June 2019 to present); Vice President and Managing Counsel, State Street Bank and Trust Company (March 2013 to June 2019); Secretary for various mutual funds or exchange-traded funds for which State Street Bank and Trust Company or its affiliates provided services (March 2013 to June 2019).

Annual Report | March 31, 2022	27

Index Funds S&P 500® Equal Weight	Privacy Policy
March 31, 2022 (Unaudited)

FACTS	WHAT DOES INDEX FUNDS S&P 500® EQUAL WEIGHT (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●    Social Security number and name and address

●    Account balances and transaction history

●    Wire transfer instructions

When you are no longer our investor, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes— information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?

28	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Privacy Policy
March 31, 2022 (Unaudited)

Who We Are
Who is providing this notice?	Index Funds S&P 500® Equal Weight (the “Fund”)
What We Do
How does the Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that seek to comply with federal law. These measures include computer safeguards and secured files and buildings.
How does the Fund collect my personal information?	We collect your personal information, for example, when you ● Open an account ● Provide account information or give us your contact information ● Make a wire transfer or deposit money
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes — information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

●    Nonaffiliates can include third parties who perform services on our behalf, such as accounting, legal or data processing services.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Fund doesn’t jointly market

Annual Report | March 31, 2022	29

Must be accompanied or preceded by a Prospectus. Index Funds is distributed by Ultimus Fund Distributors, LLC. Index Funds and Ultimus Fund Distributors, LLC are not affiliated.

INDEXFUNDS

Index Funds-AR-22

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions regardless of whether these individuals are employed by the registrant or a third party.

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in Item 2(a) above. The code of Ethics is attached here as Exhibit EX-99.CODE ETH.

(d)	Not applicable.

(e)	A copy of the registrant’s code of ethics is filed as Exhibit 12(a)(1) to this report.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has evaluated the members of its Audit Committee, and has determined that Lance J. Baller, a trustee who is not an ‘interested person’ (as such term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended), qualifies as an audit committee financial expert.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees: The aggregate fees billed for the registrant's fiscal years ended March 31, 2022 and March 31, 2021 for professional services rendered by the registrant’s principal accountant for audit of its annual financial statements or services that are normally provided by such accountant in connection with statutory and regulatory filings were $14,500, and $17,000 respectively.

(b)	Audit-Related Fees: The aggregate fees billed for the registrant's fiscal years ended March 31, 2022 and March 31, 2021 for assurance and related services by the registrant’s principal accountant reasonably related to the performance of audit of the registrant's financial statements and not reported under Paragraph (a) of this Item were $0 and $0 respectively. Such services consisted of a report of the Fund’s transfer agent internal controls pursuant to rule 17AD-13, semi-annual report review and a report on the Fund’s anti-money laundering controls and policies.

(c) Tax Fees: For the registrant’s fiscal years ended March 31, 2022 and March 31, 2021, the aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $3,000 and $3,000 respectively. The fiscal year 2022 and 2021 tax fees were for review of each fund’s federal and excise tax returns and year distributions.

(d) All Other Fees: For the registrant’s fiscal years ended March 31, 2022 and March 31, 2021, the aggregate fees billed by the principal accountant for products and services other than the services reported in paragraphs (a) through (c) of this Item were $0 and $0 respectively.

(e) The registrant’s Audit Committee has not adopted pre-approval policies and procedures for specific services, although the Audit Committee chairman may pre-approve audit and non-audit services pursuant to delegated authority, subject to ratification by the Audit Committee at the next meeting. Instead, the Audit Committee approves on a case-by-case basis each audit or non-audit service before engaging the accountant to render such service.

(f) No services described in paragraphs (b) through (d) of this Item were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(g) [Not applicable]. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0% ).

(h) Aggregate non-audit fees of $3,000 and $3,000 were billed by the registrant’s principal accountant for services rendered to the registrant and to registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of fiscal years ended March 31, 2022 and March 31, 2021. All such services were rendered to the registrant.

(i)	Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a) Included as part of the report to Stockholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) The registrant’s code of ethics as described in Item 2 hereof is attached hereto as Exhibit EX-99.CODE ETH.

(a)(2) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.Cert.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) The certifications by the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Index Funds.

By (Signature and Title)	/s/ Michael G. Willis

Michael G. Willis, President and Principal Executive Officer

Date	6/3/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael G. Willis

Michael G. Willis, President and Principal Executive Officer

Date	6/3/2022

By (Signature and Title)	/s/ Michael G. Willis

Michael G. Willis, Treasurer and Principal Financial Officer

Date	6/3/2022